Quarterly Holdings Report
for
Fidelity Advisor® Technology Fund
April 30, 2023
AFTF-NPRT3-0623
1.800330.119
Common Stocks - 97.5%
	Shares	Value ($)
Chemicals - 0.1%
Commodity Chemicals - 0.1%
LG Chemical Ltd.	9,410	5,229,171
Communications Equipment - 3.7%
Communications Equipment - 3.7%
Cisco Systems, Inc.	3,174,700	150,004,575
Entertainment - 0.7%
Movies & Entertainment - 0.7%
Netflix, Inc. (a)	80,266	26,482,161
Financial Services - 6.1%
Diversified Financial Services - 0.1%
Ant International Co. Ltd. Class C (a)(b)(c)	2,163,455	3,331,721
Transaction & Payment Processing Services - 6.0%
MasterCard, Inc. Class A	442,500	168,163,275
Visa, Inc. Class A	305,916	71,195,831
		239,359,106
TOTAL FINANCIAL SERVICES		242,690,827
Ground Transportation - 1.5%
Cargo Ground Transportation - 0.0%
TuSimple Holdings, Inc. (a)(d)	86,300	104,423
Passenger Ground Transportation. - 1.5%
Lyft, Inc. (a)	713,642	7,314,831
Uber Technologies, Inc. (a)	1,738,064	53,966,887
		61,281,718
TOTAL GROUND TRANSPORTATION		61,386,141
Hotels, Restaurants & Leisure - 1.1%
Hotels, Resorts & Cruise Lines - 1.1%
Airbnb, Inc. Class A (a)	368,800	44,134,296
Interactive Media & Services - 0.7%
Interactive Media & Services - 0.7%
Snap, Inc. Class A (a)	3,234,667	28,173,950
IT Services - 5.5%
Internet Services & Infrastructure - 5.0%
MongoDB, Inc. Class A (a)	174,542	41,883,098
Okta, Inc. (a)	1,315,700	90,164,921
Shopify, Inc. Class A (a)(d)	367,000	17,781,150
Snowflake, Inc. (a)	240,500	35,613,240
Twilio, Inc. Class A (a)	327,500	17,229,775
		202,672,184
IT Consulting & Other Services - 0.5%
Capgemini SA	103,000	18,715,441
TOTAL IT SERVICES		221,387,625
Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics, Inc. (a)(c)	387,462	0
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Wuhan Co. Ltd. (a)(c)	387,462	201,802
Semiconductors & Semiconductor Equipment - 27.6%
Semiconductor Materials & Equipment - 1.8%
ASML Holding NV (Netherlands)	34,600	21,865,112
Teradyne, Inc.	536,000	48,979,680
		70,844,792
Semiconductors - 25.8%
GlobalFoundries, Inc. (a)	1,509,300	88,746,840
Marvell Technology, Inc.	3,719,760	146,856,125
Microchip Technology, Inc.	460,600	33,619,194
NVIDIA Corp.	1,481,200	411,018,188
NXP Semiconductors NV	939,445	153,824,724
onsemi (a)	1,842,700	132,600,692
Taiwan Semiconductor Manufacturing Co. Ltd.	4,225,000	69,138,530
		1,035,804,293
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,106,649,085
Software - 29.8%
Application Software - 10.1%
Bill Holdings, Inc. (a)	298,700	22,943,147
Convoy, Inc. warrants (a)(b)(c)	5,358	16,181
Dynatrace, Inc. (a)	523,600	22,137,808
HubSpot, Inc. (a)	75,203	31,656,703
Intuit, Inc.	169,200	75,116,340
Paycom Software, Inc. (a)	125,300	36,383,361
Pine Labs Private Ltd. (a)(b)(c)	3,660	2,015,013
Salesforce, Inc. (a)	707,339	140,314,837
Splunk, Inc. (a)	865,980	74,682,115
		405,265,505
Systems Software - 19.7%
Microsoft Corp.	2,176,100	668,628,486
ServiceNow, Inc. (a)	215,169	98,852,942
Tenable Holdings, Inc. (a)	565,900	20,932,641
		788,414,069
TOTAL SOFTWARE		1,193,679,574
Technology Hardware, Storage & Peripherals - 20.7%
Technology Hardware, Storage & Peripherals - 20.7%
Apple, Inc.	4,891,716	830,026,370
IonQ, Inc. (a)(b)	119,300	657,343
		830,683,713
TOTAL COMMON STOCKS (Cost $2,410,246,321)		3,910,702,920

Preferred Stocks - 1.7%
	Shares	Value ($)
Convertible Preferred Stocks - 1.4%
Aerospace & Defense - 0.2%
Aerospace & Defense - 0.2%
Relativity Space, Inc. Series E (a)(b)(c)	482,616	8,344,431

Broadline Retail - 0.1%
Broadline Retail - 0.1%
Meesho Series F (a)(b)(c)	46,600	3,225,652

Consumer Staples Distribution & Retail - 0.1%
Consumer Staples Merchandise Retail - 0.0%
Instacart, Inc. Series I (a)(b)(c)	29,110	1,296,268

Food Retail - 0.1%
GoBrands, Inc. Series G (a)(b)(c)	14,100	1,375,314

TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL		2,671,582

Electronic Equipment, Instruments & Components - 0.1%
Electronic Equipment & Instruments - 0.1%
Enevate Corp. Series E (a)(b)(c)	9,477,386	5,496,884

Hotels, Restaurants & Leisure - 0.0%
Casinos & Gaming - 0.0%
Discord, Inc. Series I (a)(b)(c)	500	168,675

Interactive Media & Services - 0.3%
Interactive Media & Services - 0.3%
ByteDance Ltd. Series E1 (a)(b)(c)	26,036	5,181,164
Reddit, Inc.:
Series D(a)(b)(c)	94,300	3,431,577
Series E(a)(b)(c)	5,300	192,867
Series F(a)(b)(c)	154,614	5,626,403
		14,432,011
Metals & Mining - 0.1%
Precious Metals & Minerals - 0.1%
Diamond Foundry, Inc. Series C (a)(b)(c)	151,757	5,382,821

Semiconductors & Semiconductor Equipment - 0.3%
Semiconductor Materials & Equipment - 0.2%
Astera Labs, Inc.:
Series A(b)(c)	144,502	1,284,623
Series B(b)(c)	24,603	218,721
Series C(a)(b)(c)	135,400	1,203,706
Series D(b)(c)	590,802	5,252,230
		7,959,280
Semiconductors - 0.1%
SiMa.ai:
Series B(a)(b)(c)	231,000	1,386,000
Series B1(b)(c)	100,683	713,842
Xsight Labs Ltd. Series D (a)(b)(c)	101,300	740,503
		2,840,345
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		10,799,625

Software - 0.2%
Application Software - 0.2%
Convoy, Inc. Series D (a)(b)(c)	81,762	523,277
Databricks, Inc.:
Series G(a)(b)(c)	37,800	1,824,606
Series H(a)(b)(c)	99,786	4,816,670
		7,164,553
Systems Software - 0.0%
Tenstorrent, Inc. Series C1 (a)(b)(c)	6,600	372,702

TOTAL SOFTWARE		7,537,255

TOTAL CONVERTIBLE PREFERRED STOCKS		58,058,936
Nonconvertible Preferred Stocks - 0.3%
Software - 0.3%
Application Software - 0.3%
Pine Labs Private Ltd.:
Series 1(a)(b)(c)	8,747	4,815,661
Series A(a)(b)(c)	2,186	1,203,502
Series B(a)(b)(c)	2,378	1,309,208
Series B2(a)(b)(c)	1,923	1,058,708
Series C(a)(b)(c)	3,578	1,969,868
Series C1(a)(b)(c)	754	415,115
Series D(a)(b)(c)	806	443,743
		11,215,805
TOTAL PREFERRED STOCKS (Cost $80,409,778)		69,274,741

Convertible Bonds - 0.0%
	Principal Amount (e)	Value ($)
Software - 0.0%
Application Software - 0.0%
Convoy, Inc. 15% 9/30/26 (b)(c) (Cost $35,680)	35,680	36,679

Preferred Securities - 0.0%
	Principal Amount (e)	Value ($)
Software - 0.0%
Systems Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(f) (Cost $370,000)	370,000	351,500

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (g)	38,054,684	38,062,295
Fidelity Securities Lending Cash Central Fund 4.88% (g)(h)	17,918,793	17,920,584
TOTAL MONEY MARKET FUNDS (Cost $55,982,879)		55,982,879

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $2,547,044,658)	4,036,348,719
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(24,687,976)
NET ASSETS - 100.0%	4,011,660,743

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $75,683,178 or 1.9% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Ant International Co. Ltd. Class C	5/16/18	8,245,741

Astera Labs, Inc. Series A	5/17/22	1,469,513

Astera Labs, Inc. Series B	5/17/22	250,200

Astera Labs, Inc. Series C	8/24/21	455,188

Astera Labs, Inc. Series D	5/17/22 - 5/27/22	6,008,161

ByteDance Ltd. Series E1	11/18/20	2,852,873

Convoy, Inc. Series D	10/30/19	1,107,057

Convoy, Inc. warrants	3/24/23	0

Convoy, Inc. 15% 9/30/26	3/24/23	35,680

Databricks, Inc. Series G	2/01/21	2,234,836

Databricks, Inc. Series H	8/31/21	7,332,688

Diamond Foundry, Inc. Series C	3/15/21	3,642,168

Discord, Inc. Series I	9/15/21	275,312

Enevate Corp. Series E	1/29/21	10,507,436

GoBrands, Inc. Series G	3/02/21	3,521,014

Instacart, Inc. Series I	2/26/21	3,638,750

IonQ, Inc.	3/07/21	1,193,000

Meesho Series F	9/21/21	3,572,929

Pine Labs Private Ltd.	6/30/21	1,364,668

Pine Labs Private Ltd. Series 1	6/30/21	3,261,406

Pine Labs Private Ltd. Series A	6/30/21	815,072

Pine Labs Private Ltd. Series B	6/30/21	886,661

Pine Labs Private Ltd. Series B2	6/30/21	717,010

Pine Labs Private Ltd. Series C	6/30/21	1,334,093

Pine Labs Private Ltd. Series C1	6/30/21	281,136

Pine Labs Private Ltd. Series D	6/30/21	300,525

Reddit, Inc. Series D	2/04/19	2,045,018

Reddit, Inc. Series E	5/18/21	225,113

Reddit, Inc. Series F	8/11/21	9,554,279

Relativity Space, Inc. Series E	5/27/21	11,020,585

SiMa.ai Series B	5/10/21	1,184,429

SiMa.ai Series B1	4/25/22 - 10/17/22	713,934

Tenstorrent, Inc. Series C1	4/23/21	392,398

Tenstorrent, Inc. 0%	4/23/21	370,000

Xsight Labs Ltd. Series D	2/16/21	809,995

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	66,682,813	549,509,074	578,129,592	1,790,175	-	-	38,062,295	0.1%
Fidelity Securities Lending Cash Central Fund 4.88%	3,262,284	224,033,102	209,374,802	308,684	-	-	17,920,584	0.1%
Total	69,945,097	773,542,176	787,504,394	2,098,859	-	-	55,982,879

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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